YieldMax AI Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 13.1%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 13.1%
C3.ai, Inc., Expiration: 8/7/2026; Exercise Price: $10.50	$26,622,000	29,000	$101,500
C3.ai, Inc., Expiration: 9/18/2026; Exercise Price: $9.01	26,622,000	29,000	3,346,600
			3,448,100

TOTAL PURCHASED OPTIONS (Cost $2,161,399)			3,448,100

SHORT-TERM INVESTMENTS - 100.4%
Money Market Funds - 1.6%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		417,480	417,480

U.S. Treasury Bills - 98.8%		Principal Amount	Value
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		$2,000,000	1,993,783
U.S. Treasury Bill, 12/10/2026, 3.77%(f)(g)		7,429,000	7,328,973
U.S. Treasury Bill, 2/18/2027, 3.83%(f)(g)		17,150,000	16,793,973
			26,116,729

TOTAL SHORT-TERM INVESTMENTS (Cost $26,532,884)			26,534,209

TOTAL INVESTMENTS - 113.5% (Cost $28,694,283)			$29,982,309
Liabilities in Excess of Other Assets - (13.5)%			(3,564,302)
TOTAL NET ASSETS - 100.0%			$26,418,007

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $23,668,098.

YieldMax AI Option Income Strategy ETF

Schedule of Written Options Contracts

July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (12.3)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (2.0)%
C3.ai, Inc., Expiration: 8/7/2026; Exercise Price: $9.50	$(26,622,000)	(29,000)	$(536,500)

Put Options - (10.3)%
C3.ai, Inc., Expiration: 9/18/2026; Exercise Price: $9.01	(26,622,000)	(29,000)	(2,722,230)

TOTAL WRITTEN OPTIONS (Premiums received $2,054,758)			$(3,258,730)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.